Net Loss Per Share - Potentially dilutive outstanding securities were excluded from the computation of diluted net loss per share (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,174,257	5,467,395
Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		4,817,769	1,376,115
Stock Options
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,000,626	981,519
Stock Options | Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,027,977	946,275
Retainer Shares
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	399,999	399,999
Retainer Shares | Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		399,999	114,285
Shares issuable under Tranche B Notes
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	604,239	0
Shares issuable under Tranche B Notes | Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,158,617	0
Public Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	156,115	156,220
Public Warrants | Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		156,220	195,838
Private Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	28,572	28,572
Private Warrants | Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		28,572	103,240
Shares issuable pursuant to ESPP
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	9,561
Shares issuable pursuant to ESPP | Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		2,204	851
Shares issuable under the SIPA
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	8,571	8,571
Shares issuable under the SIPA | Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		8,571	0
February 2024 BDO Firm Warrant
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	108,686	159,068
February 2024 BDO Firm Warrant | Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		108,686	0
February 2024 BDO Representative Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	13,446	13,446
February 2024 BDO Representative Warrants | Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		13,446	0
April 2024 RDO Common Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	428,572	428,572
April 2024 RDO Placement Agent Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	34,286	34,286
April 2024 RDO Placement Agent Warrants | Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		34,286	0
Deposit Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,250,000	3,250,000
October 2024 Noteholder Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	107,142	0
October 2024 Placement Agent Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	104,848	0
October 2024 Placement Agent Warrants | Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		104,848	0
December 2024 RDO Common Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,013,122	0
December 2024 RDO Common Warrants | Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		1,642,871	0
Fee Warrant [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	7,142
StockBlock Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	131,472	0
StockBlock Warrants | Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		131,472	0
New Tranche B Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	500,000	0
September 2025 Warrants
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	275,000	0
Convertible Debentures | Previously Reported [Member]
Earnings Per Share, Basic, by Common Class, Including Two Class Method [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		0	15,626